Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Summary of changes in ROU assets

As a result, the Company has reassessed the lease term and related balances, which are reflected in the table below.

	March 31, 2025	June 30, 2024
	($)	($)
(a) Right-of-use asset
Right of use asset	484,448	613,691
Less: Accumulated amortization	(360,279)	(358,228)
Balance at end of year	124,169	255,463

Balance at beginning of year	255,463	157,540
Additions	-	212,682
Less: derecognition of lease	(51,471)	-
Less: amortization for the period	(79,823)	(114,759)
Balance at end of the year	124,169	255,463

(b) Lease liabilities

Current lease liability	110,109	128,559
Non-current lease liability	19,167	130,722
Total lease liabilities	129,276	259,281

	2024	2023
	($)	($)
(a) Right-of-use asset
Right of use asset	613,691	400,829
Less: Accumulated amortization	(358,228)	(243,290)
Balance at end of year	255,463	157,540

Balance at beginning of year	157,540	276,907
Modification	212,682	-
Less: amortization for the period	(114,759)	(119,367)
Balance at end of the year	255,463	157,540
(b) Lease liabilities

Current lease liability	128,559	121,500
Non-current lease liability	130,722	54,162
Total lease liabilities	259,281	175,662

Summary of future minimum lease payments
	2024 ($)	2023 ($)
Less than one year	135,680	127,361
One to two years	46,240	28,214
Two to five years	35,267	28,214
Five years and over	-	-
Total future lease payments	217,187	183,789